Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000157008 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000157008 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000157008 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000157008 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000157008 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000157008 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000157009 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000157009 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000157009 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000157009 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000157009 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000166995 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000166995 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000166995 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000166995 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000166995 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000166995 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000166995 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000166996 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000166996 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000166996 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000166996 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000166996 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000166996 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000166996 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000231055 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000231055 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000231055 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.90%
C000231055 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231055 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000231055 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000231054 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000231054 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000231054 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.90%
C000231054 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231054 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000231054 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000231056 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000231056 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000231056 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000231056 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000231056 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231056 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000231056 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000231057 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000231057 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000231057 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000231057 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000231057 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231057 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000231057 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000246714 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000246714 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000246714 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000246714 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000246714 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000246714 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000246714 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000246715 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000246715 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000246715 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000246715 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000246715 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000246715 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000246715 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000261170 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000261170 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000261170 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.70%
C000261170 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000261170 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000261170 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000261811 [Member] | Over 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000261811 [Member] | Twenty To 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000261811 [Member] | Fifteen to 20 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000261811 [Member] | Ten to 15 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000261811 [Member] | Five to 10 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000261811 [Member] | Zero to 5 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000261811 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000261812 [Member] | Over 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000261812 [Member] | Twenty To 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000261812 [Member] | Fifteen to 20 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000261812 [Member] | Ten to 15 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000261812 [Member] | Five to 10 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000261812 [Member] | Zero to 5 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.90%
C000261812 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000261813 [Member] | Over 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000261813 [Member] | Twenty To 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000261813 [Member] | Fifteen to 20 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000261813 [Member] | Ten to 15 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000261813 [Member] | Five to 10 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000261813 [Member] | Zero to 5 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000261813 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%